Financial instruments, Interest rate risk (Details) - Interest Rate Risk [Member] - AUD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Interest Rate Risk, 1% Increase [Member]
Sensitivity analysis [Abstract]
Increase / decrease, effect on loss before tax	$ 1,291,000	$ 451,000
Interest Rate Risk, 1% Decrease [Member]
Sensitivity analysis [Abstract]
Increase / decrease, effect on loss before tax	$ 1,291,000	$ 451,000